CONSOLIDATED STATEMENTS OF EQUITY (DEFICIT) (PARENTHETICAL)	4 Months Ended
Jan. 03, 2021 USD ($) $ / shares
Statement of Stockholders' Equity [Abstract]
Tax impact arising from exchanges and conversion of warrants, allowance | $	$ 45,993
Dividends declared (in dollars per share) | $ / shares	$ 0.11